UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans – 13.8%
$1,750,000	AECOM 3.651% (US LIBOR+175 basis points), 2/23/2025[1,2]	$1,756,563
995,000	Air Canada 3.984% (US LIBOR+200 basis points), 10/6/2023[1,2,3,4]	1,001,841
475,000	Altisource Sarl 6.308% (US LIBOR+400 basis points), 4/3/2024[1,2,3,4]	473,416
989,873	American Airlines, Inc. 3.900% (US LIBOR+200 basis points), 6/27/2020[1,2]	992,581
1,995,000	Aristocrat International Pty Ltd. 4.359% (US LIBOR+200 basis points), 10/19/2024[1,2,3,4]	2,008,536
995,000	AssuredPartners, Inc. 5.151% (US LIBOR+325 basis points), 10/22/2024[1,2,3]	1,001,144
475,000	Asurion LLC 7.901% (US LIBOR+600 basis points), 8/4/2025[1,2,3]	489,250
1,955,000	Axalta Coating Systems U.S. Holdings, Inc. 4.052% (US LIBOR+200 basis points), 6/1/2024[1,2,3]	1,965,107
997,500	Belron Finance U.S. LLC 4.294% (US LIBOR+250 basis points), 10/27/2024[1,2,3]	1,003,734
992,465	Burger King 4.151% (US LIBOR+225 basis points), 2/17/2024[1,2,3,4]	996,485
997,500	Caesars Growth Properties Holdings LLC 4.651% (US LIBOR+275 basis points), 12/22/2024[1,2,3]	1,006,782
875,000	California Resources Corp. 6.572% (US LIBOR+475 basis points), 12/31/2022[1,2,3]	896,875
1,496,250	CenturyLink, Inc. 4.651% (US LIBOR+275 basis points), 1/31/2025[1,2,3]	1,476,140
1,496,250	Charter Communications Operating LLC 3.910% (US LIBOR+200 basis points), 4/30/2025[1,2,3]	1,504,666
992,500	Clean Harbors, Inc. 3.651% (US LIBOR+175 basis points), 6/30/2024[1,2,3]	997,775
1,979,434	DaVita, Inc. 4.651% (US LIBOR+275 basis points), 6/24/2021[1,2,3]	1,999,724
	Dell International LLC
842,274	3.410% (US LIBOR+150 basis points), 12/31/2018[1,2]	843,150
469,219	3.630% (US LIBOR+175 basis points), 9/7/2021[1,2]	470,350
1,175,000	Envision Healthcare Corp. 3.750% (US LIBOR+300 basis points), 12/1/2023[1,2,3,5,6]	1,181,609
1,043,438	Fairmount Santrol, Inc. 8.302% (US LIBOR+600 basis points), 11/1/2022[1,2,3]	1,057,785
1,750,000	FCA U.S. LLC 3.900% (US LIBOR+250 basis points), 12/31/2018[1,2,3]	1,757,656
1,750,000	Flying Fortress Holdings LLC 4.052% (US LIBOR+175 basis points), 10/30/2022[1,2,3]	1,763,396
981,132	Freedom Mortgage Corp. 6.648% (US LIBOR+550 basis points), 2/23/2022[1,2,3]	996,050

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
$993,732	Global Payments, Inc. 3.498% (US LIBOR+175 basis points), 5/2/2022[1,2]	$997,771
842,983	GLP Capital LP 3.401% (US LIBOR+150 basis points), 10/28/2018[1,2,3]	840,876
1,863,667	Grosvenor Capital Management Holdings LLLP 4.651% (US LIBOR+275 basis points), 3/29/2025[1,2,3]	1,878,809
995,000	H.B. Fuller Co. 3.897% (US LIBOR+225 basis points), 10/20/2024[1,2,3]	999,353
	HCA, Inc.
506,000	3.401% (US LIBOR+150 basis points), 6/10/2020[1,2]	509,479
1,439,021	3.651% (US LIBOR+175 basis points), 3/18/2023[1,2,3]	1,448,612
1,732,358	Hilton Worldwide Finance LLC 3.647% (US LIBOR+200 basis points), 10/25/2023[1,2,3]	1,748,495
1,995,000	INEOS U.S. Finance LLC 3.901% (US LIBOR+200 basis points), 3/31/2024[1,2,3]	2,004,008
1,231,313	KFC Holding Co. 3.644% (US LIBOR+175 basis points), 3/29/2025[1,2,3]	1,240,935
1,989,950	Las Vegas Sands LLC 3.651% (US LIBOR+175 basis points), 3/27/2025[1,2]	2,002,894
1,473,788	Leidos Innovations Corp. 3.688% (US LIBOR+175 basis points), 8/16/2023[1,2,3]	1,487,605
	McAfee LLC
1,172,055	6.377% (US LIBOR+450 basis points), 9/29/2024[1,2,3,5,6]	1,188,810
300,000	10.148% (US LIBOR+850 basis points), 9/28/2025[1,2,3]	305,438
1,479,678	MCC Iowa LLC 3.750% (US LIBOR+200 basis points), 1/15/2025[1,2,3]	1,487,772
2,066,250	Micron Technology, Inc. 3.660% (US LIBOR+250 basis points), 4/26/2022[1,2,3,5,6]	2,085,621
997,500	Multi-Color Corp. 4.151% (US LIBOR+225 basis points), 10/31/2024[1,2]	1,003,530
1,473,750	NRG Energy, Inc. 3.943% (US LIBOR+175 basis points), 6/30/2023[1,2,3]	1,479,210
994,981	Quintiles IMS, Inc. 4.302% (US LIBOR+200 basis points), 3/7/2024[1,2,3]	1,002,070
992,487	Realogy Group LLC 4.145% (US LIBOR+225 basis points), 2/8/2025[1,2,3]	999,857
646,750	Red Ventures LLC 5.901% (US LIBOR+400 basis points), 11/8/2024[1,2,3]	655,562
1,699,302	RPI Finance Trust 4.302% (US LIBOR+200 basis points), 3/27/2023[1,2,3]	1,709,166
1,750,000	Samsonite IP Holdings Sarl 1.750% (US LIBOR+175 basis points), 4/19/2025[1,2,3,4,5,6]	1,756,781
1,990,000	Seminole Tribe of Florida, Inc. 3.651% (US LIBOR+175 basis points), 7/6/2024[1,2,3]	2,006,915

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
$1,175,000	U.S. Silica Co. 5.000% (US LIBOR+400 basis points), 4/27/2025[1,2,5,6]	$1,188,219
	Vantiv LLC
987,500	3.896% (US LIBOR+200 basis points), 10/14/2023[1,2,3]	995,010
1,500,000	3.896% (US LIBOR+200 basis points), 8/7/2024[1,2,3]	1,511,715
	Vistra Operations Co. LLC
35,714	4.401% (US LIBOR+275 basis points), 8/4/2023[1,2,3]	36,005
201,027	4.401% (US LIBOR+275 basis points), 8/4/2023[1,2,3]	202,660
	WR Grace & Co.-Conn
736,842	4.058% (US LIBOR+175 basis points), 4/3/2025[1,2,3]	741,912
1,263,158	4.058% (US LIBOR+175 basis points), 4/3/2025[1,2,3]	1,271,848
1,175,000	Wrangler Buyer Corp. 3.000% (US LIBOR+300 basis points), 9/28/2024[1,2,3,5,6]	1,182,162

	Total Bank Loans (Cost $65,134,530)	65,609,715

	Bonds – 66.6%
	Asset-Backed Securities – 35.5%
2,000,000	A Voce CLO Ltd. Series 2014-1A, Class C, 5.848% (LIBOR 3 Month+350 basis points), 7/15/2026[1,3,7]	2,003,634
	Ally Auto Receivables Trust
1,433,949	Series 2018-1, Class A1, 1.750%, 2/15/2019[3]	1,433,982
1,085,101	Series 2015-2, Class A3, 1.490%, 11/15/2019[3]	1,083,174
1,500,000	ALM VII Ltd. Series 2012-7A, Class DR, 9.448% (LIBOR 3 Month+710 basis points), 10/15/2028[1,3,7]	1,537,198
250,000	ALM XII Ltd. Series 2015-12A, Class C1R, 5.548% (LIBOR 3 Month+320 basis points), 4/16/2027[1,3,7]	250,403
1,625,000	Annisa CLO Ltd. Series 2016-2A, Class E, 9.609% (LIBOR 3 Month+725 basis points), 7/20/2028[1,3,7]	1,638,909
	Apidos CLO XI
5,425,000	Series 2012-11A, Class AR, 3.793% (LIBOR 3 Month+144 basis points), 1/17/2028[1,3,7]	5,443,987
300,000	Series 2012-11A, Class DR, 6.403% (LIBOR 3 Month+405 basis points), 1/17/2028[1,3,7]	301,712
500,000	Apidos CLO XVI Series 2013-16A, Class CR, 5.355% (LIBOR 3 Month+300 basis points), 1/19/2025[1,3,7]	500,240
1,000,000	Apidos CLO XVII Series 2014-17A, Class D, 7.103% (LIBOR 3 Month+475 basis points), 4/17/2026[1,3,7]	1,000,196

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$250,000	Apidos CLO XVIII Series 2014-18A, Class E, 8.362% (LIBOR 3 Month+600 basis points), 7/22/2026[1,3,7]	$250,656
1,000,000	Apidos CLO XX Series 2015-20A, Class E, 8.898% (LIBOR 3 Month+655 basis points), 1/16/2027[1,3,7]	1,003,572
	Apidos CLO XXI
750,000	Series 2015-21A, Class C, 5.905% (LIBOR 3 Month+355 basis points), 7/18/2027[1,3,7]	751,907
750,000	Series 2015-21A, Class E, 8.805% (LIBOR 3 Month+645 basis points), 7/18/2027[1,3,7]	713,747
1,915,375	Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2, 4.277%, 9/5/2044[3,7]	1,872,877
	Babson CLO Ltd.
1,000,000	Series 2014-3A, Class D1, 5.848% (LIBOR 3 Month+350 basis points), 1/15/2026[1,3,7]	1,000,354
750,000	Series 2013-IA, Class DR, 4.909% (LIBOR 3 Month+255 basis points), 1/20/2028[1,3,7]	746,250
591,000	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[3,7]	589,088
1,400,000	Battalion CLO V Ltd. Series 2014-5A, Class C, 5.853% (LIBOR 3 Month+350 basis points), 4/17/2026[1,3,7]	1,402,572
600,000	Bean Creek CLO Ltd. Series 2015-1A, Class ER, 8.109% (LIBOR 3 Month+575 basis points), 4/20/2031[1,3,7]	603,010
750,000	Benefit Street Partners CLO II Ltd. Series 2013-IIA, Class DR, 8.898% (LIBOR 3 Month+655 basis points), 7/15/2029[1,3,7]	760,409
500,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA, Class DR, 8.959% (LIBOR 3 Month+660 basis points), 7/20/2029[1,3,7]	507,340
	Benefit Street Partners CLO IV Ltd.
500,000	Series 2014-IVA, Class CR, 6.409% (LIBOR 3 Month+405 basis points), 1/20/2029[1,3,7]	506,135
1,000,000	Series 2014-IVA, Class DR, 9.609% (LIBOR 3 Month+725 basis points), 1/20/2029[1,3,7]	1,028,190
	Benefit Street Partners CLO V-B Ltd.
500,000	Series 2018-5BA, Class C, 5.047% (LIBOR 3 Month+293 basis points), 4/20/2031[1,3,7]	497,500
750,000	Series 2018-5BA, Class D, 8.067% (LIBOR 3 Month+595 basis points), 4/20/2031[1,3,7]	735,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,350,000	Benefit Street Partners CLO VI Ltd. Series 2015-VIA, Class CR, 5.805% (LIBOR 3 Month+345 basis points), 10/18/2029[1,3,7]	$1,356,299
750,000	Benefit Street Partners CLO XII Ltd. Series 2017-12A, Class D, 8.758% (LIBOR 3 Month+641 basis points), 10/15/2030[1,3,7]	755,655
500,000	Betony CLO Ltd. Series 2015-1A, Class D, 5.948% (LIBOR 3 Month+360 basis points), 4/15/2027[1,3,7]	501,166
	BlueMountain CLO Ltd.
500,000	Series 2013-3A, Class DR, 5.259% (LIBOR 3 Month+290 basis points), 10/29/2025[1,3,7]	500,900
1,000,000	Series 2014-2A, Class DR, 5.359% (LIBOR 3 Month+300 basis points), 7/20/2026[1,3,7]	1,002,068
1,100,000	Series 2013-1A, Class DR, 9.859% (LIBOR 3 Month+750 basis points), 1/20/2029[1,3,7]	1,130,173
875,000	Series 2013-2A, Class ER, 8.662% (LIBOR 3 Month+630 basis points), 10/22/2030[1,3,7]	901,797
3,000,000	BMW Floorplan Master Owner Trust Series 2015-1A, Class A, 2.397% (LIBOR 1 Month+50 basis points), 7/15/2020[1,3,7]	3,001,860
250,000	Bowman Park CLO Ltd. Series 2014-1A, Class D1R, 5.270% (LIBOR 3 Month+335 basis points), 11/23/2025[1,3,7]	250,295
4,500,000	Carlyle Global Market Strategies CLO Series 2012-3A, Class A1R, 3.798% (LIBOR 3 Month+145 basis points), 10/14/2028[1,3,7]	4,512,937
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2A, Class F, 7.339% (LIBOR 3 Month+550 basis points), 5/15/2025[1,3,7]	499,885
	Catamaran CLO Ltd.
1,825,000	Series 2014-2A, Class C, 5.855% (LIBOR 3 Month+350 basis points), 10/18/2026[1,3,7]	1,833,639
1,000,000	Series 2016-1A, Class C, 6.205% (LIBOR 3 Month+385 basis points), 1/18/2029[1,3,7]	1,008,708
	CCG Receivables Trust
1,084,346	Series 2018-1, Class A1, 1.850%, 2/14/2019[3,7]	1,084,390
1,003,446	Series 2016-1, Class A2, 1.690%, 9/14/2022[3,7]	997,417
7,850,000	Cedar Funding VI CLO Ltd. Series 2016-6A, Class A1, 3.215% (LIBOR 3 Month+147 basis points), 10/20/2028[1,3,7]	7,877,475
500,000	CIFC Funding Ltd. Series 2013-1A, Class DR, 8.998% (LIBOR 3 Month+665 basis points), 7/16/2030[1,3,7]	506,099

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$2,729,882	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2, 4.474%, 3/20/2043[3,7]	$2,731,951
	CNH Equipment Trust
1,266,489	Series 2017-C, Class A1, 1.540%, 12/14/2018[3]	1,266,516
695,354	Series 2015-A, Class A3, 1.300%, 4/15/2020[3]	693,675
2,390,000	Series 2014-C, Class A4, 1.650%, 9/15/2021[3]	2,382,242
1,000,000	Covenant Credit Partners CLO II Ltd. Series 2014-2A, Class D, 6.003% (LIBOR 3 Month+365 basis points), 10/17/2026[1,3,7]	1,003,085
1,750,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class ER, 9.888% (LIBOR 3 Month+754 basis points), 10/15/2028[1,3,7]	1,809,959
1,000,000	Dryden 34 Senior Loan Fund Series 2014-34A, Class DR, 5.748% (LIBOR 3 Month+340 basis points), 10/15/2026[1,3,7]	1,000,000
	Dryden 36 Senior Loan Fund
1,000,000	Series 2014-36A, Class DR, 6.588% (LIBOR 3 Month+424 basis points), 1/15/2028[1,3,7]	1,009,501
975,000	Series 2014-36A, Class ER, 10.148% (LIBOR 3 Month+780 basis points), 1/15/2028[1,3,7]	1,004,074
	Dryden 40 Senior Loan Fund
750,000	Series 2015-40A, Class D, 5.539% (LIBOR 3 Month+370 basis points), 8/15/2028[1,3,7]	752,337
1,125,000	Series 2015-40A, Class F, 9.239% (LIBOR 3 Month+740 basis points), 8/15/2028[1,3,7]	1,132,017
	Dryden 43 Senior Loan Fund
1,450,000	Series 2016-43A, Class D, 6.459% (LIBOR 3 Month+410 basis points), 7/20/2029[1,3,7]	1,477,006
500,000	Series 2016-43A, Class E, 9.609% (LIBOR 3 Month+725 basis points), 7/20/2029[1,3,7]	510,141
500,000	Dryden 45 Senior Loan Fund Series 2016-45A, Class E, 9.198% (LIBOR 3 Month+685 basis points), 7/15/2027[1,3,7]	507,192
750,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class DRR, 5.348% (LIBOR 3 Month+300 basis points), 10/15/2027[1,3,7]	751,781
	Eaton Vance CLO Ltd.
1,000,000	Series 2013-1A, Class CR, 6.598% (LIBOR 3 Month+425 basis points), 1/15/2028[1,3,7]	1,010,685
1,000,000	Series 2013-1A, Class DR, 9.948% (LIBOR 3 Month+760 basis points), 1/15/2028[1,3,7]	1,031,217
500,000	Emerson Park CLO Ltd. Series 2013-1A, Class DR, 5.748% (LIBOR 3 Month+340 basis points), 7/15/2025[1,3,7]	500,754

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,714,308	Engs Commercial Finance Trust Series 2018-1A, Class A1, 2.970%, 2/22/2021[3,7]	$1,712,655
765,405	Enterprise Fleet Financing LLC Series 2015-2, Class A2, 1.590%, 2/22/2021[3,7]	764,983
1,993,000	Fairway Outdoor Funding LLC Series 2012-1A, Class B, 8.835%, 10/15/2042[3,7]	2,043,719
1,346,211	Ford Credit Auto Lease Trust Series 2017-B, Class A1, 1.350%, 11/15/2018[3]	1,345,691
	Ford Credit Auto Owner Trust
4,475,000	Series 2014-C, Class B, 1.970%, 4/15/2020[3]	4,456,147
2,550,000	Series 2015-B, Class A4, 1.580%, 8/15/2020[3]	2,536,454
700,000	Galaxy XIX CLO Ltd. Series 2015-19A, Class D1R, 8.889% (LIBOR 3 Month+653 basis points), 7/24/2030[1,3,7]	715,342
1,500,000	Galaxy XV CLO Ltd. Series 2013-15A, Class ER, 8.993% (LIBOR 3 Month+665 basis points), 10/15/2030[1,3,7]	1,552,268
112,675	GM Financial Automobile Leasing Trust Series 2015-3, Class A3, 1.690%, 3/20/2019[3]	112,606
2,550,000	GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A1, 2.300%, 4/16/2019[3]	2,550,000
1,520,000	GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1, 1.650%, 5/15/2020[3,7]	1,519,500
1,342,589	GreatAmerica Leasing Receivables Funding LLC Series Series 2018-1, Class A1, 1.850%, 2/15/2019[3,7]	1,342,644
	Hertz Fleet Lease Funding LP
375,000	Series 2016-1, Class B, 4.097% (LIBOR 1 Month+220 basis points), 4/10/2030[1,3,7]	378,596
455,000	Series 2017-1, Class B, 2.880%, 4/10/2031[3,7]	451,180
1,000,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 8.959% (LIBOR 3 Month+660 basis points), 10/20/2029[1,3,7]	1,017,773
1,271,949	Honda Auto Receivables Owner Trust Series 2017-2, Class A2, 1.460%, 10/15/2019[3]	1,267,617
	Hyundai Auto Lease Securitization Trust
622,129	Series 2017-C, Class A1, 1.420%, 11/15/2018[3,7]	622,134
4,710,000	Series 2016-A, Class A4, 1.800%, 12/16/2019[3,7]	4,699,412
	Hyundai Auto Receivables Trust
2,650,000	Series 2018-A, Class A1, 2.230%, 4/15/2019[3]	2,650,111
2,500,000	Series 2015-B, Class A4, 1.480%, 6/15/2021[3]	2,482,110
700,000	Series 2015-C, Class B, 2.150%, 11/15/2021[3]	694,602
1,000,000	Jamestown CLO III Ltd. Series 2013-3A, Class C, 5.648% (LIBOR 3 Month+330 basis points), 1/15/2026[1,3,7]	1,002,667

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,000,000	LCM XV LP Series 15A, Class ER, 8.245% (LIBOR 3 Month+650 basis points), 7/20/2030[1,3,7]	$1,030,656
500,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class DR, 5.609% (LIBOR 3 Month+325 basis points), 7/20/2026[1,3,7]	497,961
	Madison Park Funding XIX Ltd.
575,000	Series 2015-19A, Class CR, 4.512% (LIBOR 3 Month+215 basis points), 1/22/2028[1,3,7]	575,420
2,320,000	Series 2015-19A, Class DR, 6.712% (LIBOR 3 Month+435 basis points), 1/22/2028[1,3,7]	2,290,760
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class E, 9.010% (LIBOR 3 Month+665 basis points), 10/25/2029[1,3,7]	508,172
1,425,000	Magnetite IX Ltd. Series 2014-9A, Class CR, 5.460% (LIBOR 3 Month+310 basis points), 7/25/2026[1,3,7]	1,426,439
1,000,000	Magnetite VIII Ltd. Series 2014-8A, Class E, 7.298% (LIBOR 3 Month+495 basis points), 4/15/2026[1,3,7]	1,002,285
	Mercedes-Benz Auto Lease Trust
1,344,377	Series 2018-A, Class A1, 1.750%, 2/15/2019[3]	1,344,409
1,865,000	Series 2018-A, Class A2, 2.200%, 4/15/2020[3]	1,859,336
	MMAF Equipment Finance LLC
1,050,074	Series 2017-B, Class A1, 1.500%, 12/14/2018[3,7]	1,049,617
2,635,778	Series 2017-AA, Class A2, 1.730%, 5/18/2020[3,7]	2,626,427
1,842,416	Series 2014-AA, Class A4, 1.590%, 2/8/2022[3,7]	1,825,838
1,500,000	Mountain View CLO LLC Series 2016-1A, Class E, 9.348% (LIBOR 3 Month+700 basis points), 1/14/2029[1,3,7]	1,536,680
550,229	Nationstar HECM Loan Trust Series 2017-1A, Class A, 1.968%, 5/25/2027[3,7]	547,219
1,150,000	Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class DR, 6.009% (LIBOR 3 Month+365 basis points), 1/28/2030[1,3,7]	1,157,688
2,145,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2017-T1, Class AT1, 3.214%, 2/15/2051[3,7]	2,129,704
349,523	Nissan Auto Lease Trust Series 2016-A, Class A3, 1.490%, 3/15/2019[3]	349,040
	Nissan Auto Receivables Owner Trust
32,216	Series 2014-B, Class A3, 1.110%, 5/15/2019[3]	32,213
319,948	Series 2014-A, Class A4, 1.340%, 8/17/2020[3]	319,618
639,058	Series 2016-A, Class A3, 1.340%, 10/15/2020[3]	634,670

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A, Class E, 10.198% (LIBOR 3 Month+785 basis points), 4/15/2027[1,3,7]	$503,858
	Ocwen Master Advance Receivables Trust
4,094,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[3,7]	4,088,780
865,000	Series 2016-T1, Class BT1, 3.064%, 8/17/2048[3,7]	851,633
4,266,000	Series 2017-T1, Class AT1, 2.499%, 9/15/2048[3,7]	4,275,846
1,000,000	OZLM Funding III Ltd. Series 2013-3A, Class CR, 6.612% (LIBOR 3 Month+425 basis points), 1/22/2029[1,3,7]	1,009,504
1,000,000	OZLM Funding IV Ltd. Series 2013-4A, Class D1R, 8.662% (LIBOR 3 Month+630 basis points), 10/22/2030[1,3,7]	1,014,882
1,250,000	OZLM VI Ltd. Series 2014-6A, Class CS, 5.483% (LIBOR 3 Month+313 basis points), 4/17/2031[1,3,7]	1,243,746
1,250,000	OZLM XI Ltd. Series 2015-11A, Class DR, 9.359% (LIBOR 3 Month+700 basis points), 10/30/2030[1,3,7]	1,290,300
1,000,000	OZLM XIV Ltd. Series 2015-14A, Class C, 6.698% (LIBOR 3 Month+435 basis points), 1/15/2029[1,3,7]	1,002,572
875,000	OZLM XXII Ltd. Series 2018-22A, Class C, 4.365% (LIBOR 3 Month+265 basis points), 1/17/2031[1,3,7]	872,812
1,750,000	Recette CLO Ltd. Series 2015-1A, Class DR, 5.109% (LIBOR 3 Month+275 basis points), 10/20/2027[1,3,7]	1,754,131
	Riserva CLO Ltd.
1,500,000	Series 2016-3A, Class D, 6.255% (LIBOR 3 Month+390 basis points), 10/18/2028[1,3,7]	1,510,046
1,000,000	Series 2016-3A, Class E, 9.105% (LIBOR 3 Month+675 basis points), 10/18/2028[1,3,7]	1,023,728
100,000	SBA Tower Trust 3.156%, 10/10/2045[3,7]	100,559
500,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 8.798% (LIBOR 3 Month+645 basis points), 7/15/2030[1,3,7]	509,938
1,082,900	TGIF Funding LLC Series 2017-1A, Class A2, 6.202%, 4/30/2047[3,7]	1,090,101
500,000	THL Credit Wind River Ltd. Series 2016-1A, Class E, 9.848% (LIBOR 3 Month+750 basis points), 7/15/2028[1,3,7]	505,049

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$432,997	Toyota Auto Receivables Owner Trust Series 2015-C, Class A3, 1.340%, 6/17/2019[3]	$432,323
500,000	Upland CLO Ltd. Series 2016-1A, Class D, 10.609% (LIBOR 3 Month+825 basis points), 4/20/2028[1,3,7]	500,000
1,650,000	Volvo Financial Equipment LLC Series 2015-1A, Class A4, 1.910%, 1/15/2020[3,7]	1,644,227
	Voya CLO Ltd.
250,000	Series 2015-3A, Class E, 8.859% (LIBOR 3 Month+650 basis points), 10/20/2027[1,3,7]	247,673
500,000	Series 2016-2A, Class D, 9.305% (LIBOR 3 Month+695 basis points), 7/19/2028[1,3,7]	513,427
250,000	Series 2013-1A, Class CR, 5.298% (LIBOR 3 Month+295 basis points), 10/15/2030[1,3,7]	250,628
1,250,000	Series 2013-1A, Class DR, 8.828% (LIBOR 3 Month+648 basis points), 10/15/2030[1,3,7]	1,288,337
250,000	West CLO Ltd. Series 2014-2A, Class CR, 4.998% (LIBOR 3 Month+265 basis points), 1/16/2027[1,3,7]	249,544
1,000,000	Westcott Park CLO Ltd. Series 2016-1A, Class D, 6.709% (LIBOR 3 Month+435 basis points), 7/20/2028[1,3,7]	1,016,512
1,471,595	World Omni Auto Receivables Trust Series 2018-A, Class A1, 1.750%, 2/15/2019[3]	1,471,627
3,882,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.450%, 8/15/2019[3]	3,859,562

	Total Asset-Backed Securities (Cost $169,155,586)	169,240,646

	Commercial Mortgage-Backed Securities – 9.8%
2,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class B, 2.977% (LIBOR 1 Month+108 basis points), 9/15/2034[1,7]	2,004,794
	BAMLL Commercial Mortgage Securities Trust
1,365,000	Series 2013-DSNY, Class E, 4.497% (LIBOR 1 Month+260 basis points), 9/15/2026[1,7]	1,365,755
1,890,000	Series 2014-ICTS, Class B, 2.997% (LIBOR 1 Month+110 basis points), 6/15/2028[1,7]	1,891,423
2,575,000	Series 2014-ICTS, Class D, 3.797% (LIBOR 1 Month+190 basis points), 6/15/2028[1,7]	2,572,379
1,000,000	BBCMS Mortgage Trust Series 2018-TALL, Class B, 2.868% (LIBOR 1 Month+97 basis points), 3/15/2037[1,7]	996,336

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BBCMS Mortgage Trust
$1,200,000	Series 2017-GLKS, Class B, 3.097% (LIBOR 1 Month+120 basis points), 11/15/2034[1,7]	$1,203,737
2,000,000	Series 2017-DELC, Class A, 2.747% (LIBOR 1 Month+85 basis points), 8/15/2036[1,7]	2,009,678
1,000,000	Series 2018-TALL, Class A, 2.619% (LIBOR 1 Month+72 basis points), 3/15/2037[1,7]	996,666
3,569,000	BHMS Mortgage Trust Series 2014-ATLS, Class BFL, 3.837% (LIBOR 1 Month+195 basis points), 7/5/2033[1,3,7]	3,583,326
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 2.727% (LIBOR 1 Month+83 basis points), 12/15/2036[1,3,7]	1,203,009
750,000	Series 2018-TBR, Class B, 3.047% (LIBOR 1 Month+115 basis points), 12/15/2036[1,3,7]	752,109
	COMM Mortgage Trust
2,420,000	Series 2014-TWC, Class B, 3.495% (LIBOR 1 Month+160 basis points), 2/13/2032[1,3,7]	2,425,699
2,250,000	Series 2012-CR5, Class E, 4.464%, 12/10/2045[3,7,8]	2,008,154
	FREMF Mortgage Trust
2,593,869	Series 2015-KLSF, Class B, 6.283% (LIBOR 1 Month+440 basis points), 11/25/2022[1,3,7]	2,702,913
205,000	Series 2012-K23, Class C, 3.782%, 10/25/2045[3,7,8]	197,967
1,222,318	Series 2013-KF02, Class B, 4.883% (LIBOR 1 Month+300 basis points), 12/25/2045[1,3,7]	1,223,581
2,966,073	Government National Mortgage Association Series 2017-135, Class AB, 2.200%, 5/16/2049[3]	2,858,408
1,000,000	GS Mortgage Securities Corp. Trust Series 2018-CHLL, Class C, 3.147% (LIBOR 1 Month+125 basis points), 2/15/2037[1,7]	1,002,500
1,000,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 4.647% (LIBOR 1 Month+275 basis points), 8/15/2032[1,7]	1,005,831
	Hilton Orlando Trust
750,000	Series 2018-ORL, Class B, 2.947% (LIBOR 1 Month+105 basis points), 12/15/2034[1,7]	752,574
1,000,000	Series 2018-ORL, Class C, 3.197% (LIBOR 1 Month+130 basis points), 12/15/2034[1,7]	1,003,756
	J.P. Morgan Chase Commercial Mortgage Securities Trust
1,425,380	Series 2016-ASH, Class A, 3.397% (LIBOR 1 Month+150 basis points), 10/15/2034[1,7]	1,427,435
688,114	Series 2016-ASH, Class B, 4.047% (LIBOR 1 Month+215 basis points), 10/15/2034[1,7]	689,570
2,000,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class D, 4.070%, 11/15/2047[3,7,8]	1,705,270

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$1,570,000	JPMCC Re-REMIC Trust Series 2014-FRR1, Class A707, 4.347%, 1/27/2047[3,7]	$1,559,870
2,000,000	Morgan Stanley Capital I Trust Series 2011-C3, Class D, 5.327%, 7/15/2049[3,7,8]	2,054,416
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[3,7,8]	496,247
3,000,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 3.947% (LIBOR 1 Month+205 basis points), 6/15/2029[1,7]	3,002,109
2,212,000	WFRBS Commercial Mortgage Trust Series 2014-C20, Class D, 3.986%, 5/15/2047[3,7]	1,753,764

	Total Commercial Mortgage-Backed Securities (Cost $46,579,167)	46,449,276

	Corporate – 16.6%
	Basic Materials – 0.8%
2,300,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.523% (LIBOR 3 Month+75 basis points), 5/1/2020[1,7]	2,318,517
570,000	Dow Chemical Co. 8.550%, 5/15/2019	603,732
550,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	550,000
340,000	Rain CII Carbon LLC / CII Carbon Corp. 7.250%, 4/1/2025[3,7]	351,900
		3,824,149
	Communications – 1.4%
1,450,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	1,453,128
	AT&T, Inc.
1,000,000	5.600%, 5/15/2018	1,001,138
750,000	2.998% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	754,816
400,000	Cincinnati Bell, Inc. 7.000%, 7/15/2024[3,7]	368,960
1,000,000	Crown Castle Towers LLC 3.222%, 5/15/2042[3,7]	992,000
	Verizon Communications, Inc.
793,000	2.948% (LIBOR 3 Month+77 basis points), 6/17/2019[1]	798,558
1,444,000	2.454% (LIBOR 3 Month+55 basis points), 5/22/2020[1]	1,452,665
		6,821,265
	Consumer, Cyclical – 2.1%
2,000,000	American Honda Finance Corp. 1.950%, 7/20/2020	1,955,190

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Consumer, Cyclical (Continued)
$1,725,000	Daimler Finance North America LLC 2.979% (LIBOR 3 Month+62 basis points), 10/30/2019[1,7]	$1,735,829
400,000	Dollar Tree, Inc. 3.055% (LIBOR 3 Month+70 basis points), 4/17/2020[1,3]	401,158
625,000	Eldorado Resorts, Inc. 7.000%, 8/1/2023[3]	661,719
548,000	Hyundai Capital America 2.875%, 8/9/2018[7]	547,692
600,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.750%, 11/15/2021[3,7]	621,000
	Nissan Motor Acceptance Corp.
1,147,000	2.350%, 3/4/2019[7]	1,143,589
650,000	2.732% (LIBOR 3 Month+39 basis points), 7/13/2020[1,7]	651,599
2,000,000	Southwest Airlines Co. 2.750%, 11/6/2019[3]	1,990,866
250,000	Toyota Motor Credit Corp. 2.438% (LIBOR 3 Month+10 basis points), 1/10/2020[1]	250,235
		9,958,877
	Consumer, Non-cyclical – 3.7%
1,550,000	Actavis Funding SCS 2.450%, 6/15/2019[4]	1,539,534
2,000,000	Allergan Funding SCS 3.326% (LIBOR 3 Month+126 basis points), 3/12/2020[1,4]	2,023,014
2,000,000	BAT Capital Corp. 2.423% (LIBOR 3 Month+59 basis points), 8/14/2020[1,7]	2,010,760
2,000,000	Conagra Brands, Inc. 2.831% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	2,003,104
575,000	General Mills, Inc. 2.893% (LIBOR 3 Month+54 basis points), 4/16/2021[1]	577,551
1,000,000	Gilead Sciences, Inc. 2.422% (LIBOR 3 Month+22 basis points), 3/20/2019[1]	1,001,174
1,300,000	Kroger Co. 2.000%, 1/15/2019	1,292,802
750,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	743,452
	Mondelez International Holdings Netherlands B.V.
1,000,000	1.625%, 10/28/2019[3,4,7]	980,530
1,250,000	2.969% (LIBOR 3 Month+61 basis points), 10/28/2019[1,4,7]	1,255,784
2,000,000	Tyson Foods, Inc. 2.342% (LIBOR 3 Month+45 basis points), 8/21/2020[1]	2,006,116

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$2,000,000	Western Union Co. 2.704% (LIBOR 3 Month+80 basis points), 5/22/2019[1]	$2,006,726
		17,440,547
	Energy – 1.7%
750,000	Enbridge, Inc. 2.738% (LIBOR 3 Month+40 basis points), 1/10/2020[1,4]	750,181
600,000	Energy Transfer Equity LP 7.500%, 10/15/2020	644,250
1,200,000	Energy Transfer Partners LP 6.700%, 7/1/2018	1,207,685
1,750,000	Halliburton Co. 2.000%, 8/1/2018[3]	1,746,771
215,000	Phillips 66 2.998% (LIBOR 3 Month+65 basis points), 4/15/2019[1,3,7]	215,088
1,550,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[3]	1,535,230
2,000,000	Valero Energy Corp. 6.125%, 2/1/2020	2,101,552
		8,200,757
	Financial – 4.1%
2,000,000	Branch Banking & Trust Co. 2.226% (LIBOR 3 Month+22 basis points), 6/1/2020[1,3]	1,999,624
600,000	Compass Diversified Holdings / Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[3,7]	597,000
1,000,000	Goldman Sachs Group, Inc. 2.889% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	1,007,883
3,500,000	GTP Acquisition Partners I LLC 2.350%, 6/15/2045[3,7]	3,451,224
2,250,000	HCP, Inc. 2.625%, 2/1/2020[3]	2,223,720
500,000	International Lease Finance Corp. 5.875%, 4/1/2019	513,638
1,750,000	JPMorgan Chase & Co. 3.564% (LIBOR 3 Month+121 basis points), 10/29/2020[1,3]	1,786,776
2,250,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[3]	2,231,910
500,000	Metropolitan Life Global Funding I 2.608% (LIBOR 3 Month+43 basis points), 12/19/2018[1,7]	501,319
945,000	Nasdaq, Inc. 5.550%, 1/15/2020	982,084
2,375,000	New York Life Global Funding 2.000%, 4/9/2020[7]	2,330,433

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Financial (Continued)
$1,930,000	Pricoa Global Funding I 1.450%, 9/13/2019[7]	$1,892,311
		19,517,922
	Industrial – 2.5%
275,000	Avolon Holdings Funding Ltd. 5.500%, 1/15/2023[3,4,7]	275,000
2,250,000	Caterpillar Financial Services Corp. 2.000%, 3/5/2020	2,216,338
2,250,000	General Electric Co. 6.000%, 8/7/2019	2,335,930
2,250,000	John Deere Capital Corp. 2.300%, 9/16/2019	2,236,909
1,000,000	Park Aerospace Holdings Ltd. 5.500%, 2/15/2024[4,7]	973,750
2,000,000	Textron, Inc. 2.361% (LIBOR 3 Month+55 basis points), 11/10/2020[1,3]	2,000,914
2,000,000	Vulcan Materials Co. 2.570% (LIBOR 3 Month+65 basis points), 3/1/2021[1]	2,004,126
		12,042,967
	Technology – 0.1%
575,000	Western Digital Corp. 4.750%, 2/15/2026[3]	567,812

	Utilities – 0.2%
450,000	AES Corp. 4.000%, 3/15/2021	453,510
500,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021[7]	490,252
		943,762
	Total Corporate (Cost $79,577,424)	79,318,058

	Residential Mortgage-Backed Securities – 4.7%
2,000,000	AMSR Trust Series 2016-SFR1, Class E, 5.046% (LIBOR 1 Month+315 basis points), 11/17/2033[1,7]	2,029,490
163,348	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.754%, 7/25/2034[3,8]	159,768
263,176	Countrywide Asset-Backed Certificates Series 2003-2, Class 3A, 2.398% (LIBOR 1 Month+50 basis points), 8/26/2033[1,3]	260,211
1,041,638	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[3,7,8]	1,040,557

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
$861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 2.017%, 5/28/2035[1,3]	$809,535
	FDIC Guaranteed Notes Trust
607,277	Series 2010-S4, Class A, 2.607% (LIBOR 1 Month+72 basis points), 12/4/2020[1,3,7]	606,041
436,144	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[3,7]	430,478
767,413	Finance of America Structured Securities Trust Series 2017-HB1, Class A, 2.321%, 11/25/2027[3,7,8]	764,044
261,262	Greenwich Structured ARM Products CI Series 2005-2A, Class N1, 5.697% (LIBOR 1 Month+380 basis points), 2/26/2035[1,7]	266,161
600,000	Home Partners of America Trust Series 2017-1, Class C, 3.446% (LIBOR 1 Month+155 basis points), 7/17/2034[1,7]	601,807
	Invitation Homes Trust
1,128,078	Series 2015-SFR3, Class A, 3.196% (LIBOR 1 Month+130 basis points), 8/17/2032[1,3,7]	1,131,497
1,343,832	Series 2017-SFR2, Class A, 2.746% (LIBOR 1 Month+85 basis points), 12/17/2036[1,7]	1,348,469
750,000	Series 2017-SFR2, Class B, 3.046% (LIBOR 1 Month+115 basis points), 12/17/2036[1,7]	753,619
98,006	Mellon Residential Funding Cor Mor Pas Thr Tr Ser Series 1999-TBC3, Class A2, 2.612%, 10/20/2029[3,8]	98,636
313,128	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.272% (LIBOR 1 Month+40 basis points), 3/11/2020[1]	313,718
416,247	PMT Loan Trust Series 2013-J1, Class A6, 3.500%, 9/25/2043[3,7,8]	416,842
	Progress Residential Trust
1,484,093	Series 2016-SFR1, Class A, 3.396% (LIBOR 1 Month+150 basis points), 9/17/2033[1,7]	1,492,724
1,500,000	Series 2016-SFR1, Class B, 3.896% (LIBOR 1 Month+200 basis points), 9/17/2033[1,7]	1,510,902
1,500,000	Series 2016-SFR1, Class D, 4.646% (LIBOR 1 Month+275 basis points), 9/17/2033[1,7]	1,511,613
1,763,930	RBSHD Trust Series 2013-1A, Class A, 7.685%, 10/25/2047[3,7,9]	1,745,946
4,892,235	VOLT XXV LLC Series 2015-NPL8, Class A2, 4.500%, 6/26/2045[3,7,9]	4,900,841

	Total Residential Mortgage-Backed Securities (Cost $22,210,393)	22,192,899

	Total Bonds (Cost $317,522,570)	317,200,879

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Commercial Paper – 18.6%
$1,000,000	Avangrid, Inc. 2.350%, 5/7/2018	$999,573
3,500,000	Avery Dennison Corp. 2.230%, 5/2/2018	3,499,580
3,500,000	Axa Financial, Inc. 2.250%, 5/8/2018	3,498,428
3,500,000	Bell Canada, Inc. 2.450%, 5/22/2018	3,495,513
3,500,000	Canadian Natural Resources Ltd. 2.650%, 5/25/2018	3,494,428
3,500,000	CBS Corp. 2.400%, 5/21/2018	3,495,359
3,500,000	Chevron Corp. 1.890%, 5/21/2018	3,496,370
3,500,000	CNH Industrial Capital LLC 2.700%, 6/21/2018	3,487,691
3,500,000	Consolidated Edison, Inc. 2.150%, 5/10/2018	3,498,022
3,500,000	CRH America Finance, Inc. 2.520%, 6/8/2018	3,491,016
3,500,000	Enbridge Energy Partners LP 2.830%, 5/9/2018	3,498,068
3,500,000	Equifax, Inc. 2.700%, 5/14/2018	3,496,951
3,500,000	Exxon Mobil Corp. 1.830%, 6/1/2018	3,494,407
3,500,000	General Dynamics Corp. 2.100%, 5/16/2018	3,497,168
3,500,000	Glencore Funding LLC 2.350%, 5/21/2018	3,495,642
3,500,000	Hyundai Capital America 2.250%, 5/21/2018	3,495,359
3,500,000	IBM Credit LLC 1.980%, 6/20/2018	3,490,526
3,500,000	Interpublic Group of Cos Inc. 2.750%, 6/25/2018	3,486,662
3,500,000	Kansas City Southern 2.450%, 5/4/2018	3,499,107
3,500,000	Molex Electronic Technologies LLC 2.370%, 5/14/2018	3,496,682
1,500,000	Nasdaq, Inc. 2.400%, 5/1/2018	1,499,919
3,500,000	Suncor Entergy, Inc. 2.600%, 7/24/2018	3,478,720

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Commercial Paper (Continued)
$1,000,000	Time Warner, Inc. 2.510%, 7/18/2018	$994,402
3,500,000	Toyota Motor Credit 2.220%, 6/19/2018	3,490,610
3,500,000	Tyson Foods, Inc. 2.100%, 5/7/2018	3,498,505
3,500,000	UnitedHealth Group, Inc. 2.080%, 6/25/2018	3,487,670
1,500,000	VW Credit, Inc. 2.300%, 6/12/2018	1,495,718
3,500,000	WPP CP LLC 2.800%, 7/17/2018	3,480,687

	Total Commercial Paper (Cost $88,827,998)	88,832,783

Number of Shares

	Short-Term Investments – 2.9%
12,718,911	Federated Treasury Obligations Fund – Institutional Class, 1.536%[10,11]	12,718,911
1,206,886	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.530%[10,11]	1,206,886

	Total Short-Term Investments (Cost $13,925,797)	13,925,797

	Total Investments – 101.9% (Cost $485,410,895)	485,569,174
	Liabilities in Excess of Other Assets – (1.9)%	(8,984,801)

	Total Net Assets – 100.0%	$476,584,373

REMIC – Real Estate Mortgage Investment Conduit

[1]	Floating rate security.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Foreign security denominated in U.S. Dollars.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $221,829,357 which represents 46.5% of total net assets of the Fund.
[8]	Variable rate security.
[9]	Step rate security.
[10]	The rate is the annualized seven-day yield at period end.
[11]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation	Value
J.P. Morgan
Markit CMBX NA
BBB- CDSI Series 10 Index	BBB-	Receive	3%/Month	11/17/59	$1,800,000	$(181,585)	$15,126	$(166,459)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(181,585)	$15,126	$(166,459)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at April 30, 2018.
(b)	If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At April 30, 2018	Unrealized Appreciation
(95)	2-Year U.S. Treasury Note (CBT)	June 2018	$(20,188,712)	$(20,144,453)	$44,259
TOTAL FUTURES CONTRACTS			$(20,188,712)	$(20,144,453)	$44,259

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Note 3 – Federal Income Taxes

At April 30, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$485,428,054

Gross unrealized appreciation	$1,206,488
Gross unrealized depreciation	(1,065,368)
Net unrealized appreciation on investments	$141,120

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund’s assets carried at fair value:

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$65,609,715	$-	$65,609,715
Bonds
Asset-Backed Securities	-	169,240,646	-	169,240,646
Commercial Mortgage-Backed Securities	-	46,449,276	-	46,449,276
Corporate**	-	79,318,058	-	79,318,058
Residential Mortgage-Backed Securities	-	22,192,899	-	22,192,899
Commercial Paper	-	88,832,783	-	88,832,783
Short-Term Investments	13,925,797	-	-	13,925,797
Total Investments	13,925,797	471,643,377	-	485,569,174
Other Financial Instruments***
Credit Default Swap Contracts	-	15,126	-	15,126
Futures Contracts	44,259	-	-	44,259
Total Assets	$13,970,056	$471,658,503	$-	$485,628,559

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	6/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	6/29/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	6/29/2018